Borrowings - Maturity Profile of the Gross Amounts of Senior Notes,Senior Secured Notes and Mortgages (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Description of redemption option [line items]
Maturity amount	€ 1,251,981	€ 779,316	€ 680,239
Undrawn borrowing facilities	200,000	100,000	100,000
Within one year [member]
Description of redemption option [line items]
Maturity amount		104,400	7,332
Undrawn borrowing facilities		100,000
Between 1 and 5 years [member]
Description of redemption option [line items]
Maturity amount	27,333	648,000	643,800
Undrawn borrowing facilities	200,000		100,000
After 5 years [member]
Description of redemption option [line items]
Maturity amount	€ 1,224,648	€ 26,916	€ 29,107